Employee benefit plans - Schedule of Weighted-Average Assumptions Used to Determine PBO (Detail)	Mar. 31, 2013	Mar. 31, 2012
Pension plans, postretirement and other employee benefits [Line items]
Discount rate	1.50%	1.80%
Rate of increase in compensation levels	2.50%	2.80%